Average Annual Total Returns (Vanguard Prime Money Market Fund Institutional)	Vanguard Prime Money Market Fund Vanguard Prime Money Market Fund - Institutional Shares 9/1/2013 - 8/31/2014	Citigroup 3-Month U.S. Treasury Bill Index Vanguard Prime Money Market Fund Vanguard Prime Money Market Fund - Institutional Shares 9/1/2013 - 8/31/2014	Institutional Money Market Funds Average Vanguard Prime Money Market Fund Vanguard Prime Money Market Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.06%	0.05%	none
Five Years	0.24%	0.09%	0.10%
Ten Years	1.88%	1.58%	1.63%